CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss		$ (47,825,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(83,000)
Changes in fair value of warrant liability		5,783,000
Changes in operating assets and liabilities:
Net cash used in operating activities		(32,858,000)
Cash flows from investing activities
Net cash provided by (used in) investing activities		45,506,000
Cash Flows from Financing Activities:
Net cash provided by (used in) financing activities		24,183,000
Cash-Beginning of period		11,055,000
Cash-End of period	$ 11,055,000	47,886,000
Northern Genesis Acquisition Corp. II
Cash Flows from Operating Activities:
Net loss	(1,450)	4,182,273
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(28,694)
Changes in fair value of warrant liability		(8,328,400)
Change in fair value of FPA liability		(253,333)
Loss on initial issuance of private warrants		267,467
Offering costs allocable to warrant liabilities		1,148,289
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(116,653)
Accrued expenses	1,450	1,090,154
Net cash used in operating activities	0	(2,038,897)
Cash flows from investing activities
Investment of cash in Trust Account		(414,000,000)
Net cash provided by (used in) investing activities		(414,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		405,720,000
Proceeds from sale of Private Placement Warrants		10,030,000
Proceeds from promissory note - related party	117,917	750,000
Repayment of promissory note-related party		(117,917)
Payment of offering costs	(117,917)	(308,498)
Net cash provided by (used in) financing activities	0	416,073,585
Net Change in Cash	0	34,688
Cash-Beginning of period	0	0
Cash-End of period	$ 0	34,688
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption		414,000,000
Initial Classification of Warrant Liabilities		30,583,467
Deferred underwriting fee payable		$ 14,490,000